Primary and secondary segments reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Condensed balance sheets and income statements of geographical segments
The condensed balance sheets and income statements of the various main segments are as follows:

EUR million
	2020
Balance sheet (condensed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total assets	1,077,537	223,313	238,263	12,901	182,587	(226,351)	1,508,250
Loans and advances to customers	675,894	120,557	113,731	973	5,044	—	916,199
Cash, balances at central banks and credit institutions and other deposits on demand	224,793	28,469	42,957	10,917	61,173	(142,513)	225,796
Debt instruments	86,925	38,398	49,300	13	1,918	—	176,554
Other financial assets	48,266	15,363	17,266	230	1,644	—	82,769
Other asset accounts	41,659	20,526	15,009	768	112,808	(83,838)	106,932
Total liabilities	1,022,954	199,611	218,797	11,521	106,558	(142,513)	1,416,928
Customer deposits	622,826	102,906	111,791	10,961	826	—	849,310
Central banks and credit institutions	208,408	37,966	41,989	274	38,555	(142,513)	184,679
Marketable debt securities	120,166	36,583	21,280	—	57,240	—	235,269
Other financial liabilities***	55,919	16,159	35,434	130	493	—	108,135
Other liabilities accounts****	15,635	5,997	8,303	156	9,444	—	39,535
Total equity	54,583	23,702	19,466	1,380	76,029	(83,838)	91,322
Other customer funds under management	86,899	16,505	49,851	—	12	—	153,267
Investment funds	71,238	10,864	49,851	—	12	—	131,965
Pension funds	15,487	90	—	—	—	—	15,577
Assets under management	174	5,551	—	—	—	—	5,725
Other non-managed marketed customer funds	34,789	11,915	6,187	658	—	—	53,549
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2019
Balance sheet (condensed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total assets	1,057,038	223,857	253,804	10,234	168,352	(190,590)	1,522,695
Loans and advances to customers	676,904	133,726	125,122	702	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	180,389	22,885	51,360	9,063	32,803	(107,894)	188,606
Debt instruments	104,381	33,746	45,619	10	840	—	184,596
Other financial assets*	53,893	10,759	14,802	187	2,406	—	82,047
Other asset accounts**	41,471	22,741	16,901	272	126,539	(82,696)	125,228
Total liabilities	1,000,905	199,955	231,321	9,760	77,989	(107,894)	1,412,036
Customer deposits	600,380	98,915	114,817	9,460	793	—	824,365
Central banks and credit institutions	189,791	38,942	41,989	82	12,253	(107,894)	175,163
Marketable debt securities	133,544	44,098	29,840	—	54,495	—	261,977
Other financial liabilities***	60,807	11,763	34,062	106	636	—	107,374
Other liabilities accounts****	16,383	6,237	10,613	112	9,812	—	43,157
Total equity	56,133	23,902	22,483	474	90,363	(82,696)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	33,107	15,872	60	450	—	—	49,489
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including' Hedging derivatives', Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2018
Balance sheet (condensed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total assets	1,020,737	200,919	237,480	8,781	170,614	(179,260)	1,459,271
Loans and advances to customers	639,966	116,196	119,912	337	6,509	1	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	172,298	28,845	48,318	8,168	39,840	(100,400)	197,069
Debt instruments	118,221	27,302	45,224	—	377	—	191,124
Other financial assets*	49,263	9,974	9,311	146	2,113	1	70,808
Other asset accounts**	40,989	18,602	14,715	130	121,775	(78,862)	117,349
Total liabilities	966,727	179,046	215,605	8,492	82,439	(100,399)	1,351,910
Customer deposits	571,834	91,895	108,248	8,284	235	—	780,496
Central banks and credit institutions	192,685	26,048	38,584	111	30,879	(100,398)	187,909
Marketable debt securities	129,574	43,758	31,504	—	41,783	—	246,619
Other financial liabilities***	53,687	11,379	28,570	38	1,334	(1)	95,007
Other liabilities accounts****	18,947	5,966	8,699	59	8,208	—	41,879
Total equity	54,010	21,873	21,875	289	88,175	(78,861)	107,361
Other customer funds under management	76,524	12,785	68,172	367	7	—	157,855
Investment funds	55,239	10,436	61,515	367	7	—	127,564
Pension funds	11,062	98	—	—	—	—	11,160
Assets under management	10,223	2,251	6,657	—	—	—	19,131
Other non-managed marketed customer funds	28,555	13,528	128	—	—	—	42,211
*Including 'Trading derivatives' and 'Equity instruments'.
**Including 'Hedging derivatives', 'Changes in the fair value of hedged items in portfolio hedges of interest risk', 'Non-current assets held for sale', 'Assets under insurance or reinsurance contracts', 'Tangible assets', 'Intangible assets', 'Tax assets', other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Schedule of condensed income statements of business segments
The condensed income statements for the main segments are as follows:

EUR million
	2020
Underlying income statement (condesed)	Europe	North America	South America	Santander Global Platform	Corporate centre	Total
Net interest income	14,047	8,469	10,723	129	(1,374)	31,994
Net fee income	4,736	1,661	3,566	81	(29)	10,015
Gains (losses) on financial transactions*	885	251	765	(1)	287	2,187
Other operating income**	25	630	(209)	(17)	(25)	404
Total income	19,693	11,011	14,845	192	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(10,314)	(4,631)	(5,312)	(381)	(329)	(20,967)
Net operating income***	9,379	6,380	9,533	(189)	(1,470)	23,633
Net loan-loss provisions****	(4,300)	(3,917)	(3,923)	(3)	(31)	(12,174)
Other gains (losses) and provisions*****	(913)	(130)	(319)	(11)	(412)	(1,785)
Operating profit/(loss) before tax	4,166	2,333	5,291	(203)	(1,913)	9,674
Tax on profit	(1,131)	(579)	(1,927)	52	69	(3,516)
Profit from continuing operations	3,035	1,754	3,364	(151)	(1,844)	6,158
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,035	1,754	3,364	(151)	(1,844)	6,158
Non-controlling interests	379	262	437	(1)	—	1,077
Attributable profit to the parent	2,656	1,492	2,927	(150)	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condesed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	14,201	8,926	13,316	92	(1,252)	35,283
Net fee income	5,260	1,776	4,787	6	(50)	11,779
Gains (losses) on financial transactions*	1,036	230	565	(3)	(297)	1,531
Other operating income**	504	672	(243)	(14)	(18)	901
Total income	21,001	11,604	18,425	81	(1,617)	49,494
Administrative expenses, depreciation and amortisation	(11,044)	(4,967)	(6,656)	(240)	(373)	(23,280)
Net operating income***	9,957	6,637	11,769	(159)	(1,990)	26,214
Net loan-loss provisions****	(1,839)	(3,656)	(3,789)	(1)	(36)	(9,321)
Other gains (losses) and provisions*****	(768)	(205)	(748)	(6)	(237)	(1,964)
Operating profit/(loss) before tax	7,350	2,776	7,232	(166)	(2,263)	14,929
Tax on profit	(1,979)	(683)	(2,644)	46	157	(5,103)
Profit from continuing operations	5,371	2,093	4,588	(120)	(2,106)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,371	2,093	4,588	(120)	(2,106)	9,826
Non-controlling interests	493	426	664	—	(9)	1,574
Attributable profit to the parent	4,878	1,667	3,924	(120)	(2,097)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condesed)	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	14,204	8,154	12,891	79	(987)	34,341
Net fee income	5,434	1,615	4,497	7	(68)	11,485
Gains (losses) on financial transactions*	1,114	173	498	—	12	1,797
Other operating income**	505	534	(212)	(12)	(14)	801
Total income	21,257	10,476	17,674	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(11,166)	(4,488)	(6,557)	(142)	(426)	(22,779)
Net operating income***	10,091	5,988	11,117	(68)	(1,483)	25,645
Net loan-loss provisions****	(1,572)	(3,449)	(3,737)	—	(115)	(8,873)
Other gains (losses) and provisions*****	(1,027)	(202)	(663)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	7,492	2,337	6,717	(70)	(1,699)	14,777
Tax on profit	(2,020)	(599)	(2,642)	17	14	(5,230)
Profit from continuing operations	5,472	1,738	4,075	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,472	1,738	4,075	(53)	(1,685)	9,547
Non-controlling interests	424	434	624	1	—	1,483
Attributable profit to the parent	5,048	1,304	3,451	(54)	(1,685)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
The condensed income statements are as follows:

EUR million
	2020
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	Santander Global Platform	Corporate centre	Total
Net interest income	29,544	2,953	455	416	(1,374)	31,994
Net fee income	6,850	1,551	1,194	449	(29)	10,015
Gains (losses) on financial transactions*	962	690	103	145	287	2,187
Other operating income**	(141)	204	383	(17)	(25)	404
Total income	37,215	5,398	2,135	993	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(16,846)	(2,069)	(907)	(816)	(329)	(20,967)
Net operating income***	20,369	3,329	1,228	177	(1,470)	23,633
Net loan-loss provisions****	(11,609)	(467)	(28)	(39)	(31)	(12,174)
Other gains (losses) and provisions*****	(1,228)	(135)	(1)	(9)	(412)	(1,785)
Operating profit/(loss) before tax	7,532	2,727	1,199	129	(1,913)	9,674
Tax on profit	(2,453)	(783)	(291)	(58)	69	(3,516)
Profit/(loss) from continuing operations	5,079	1,944	908	71	(1,844)	6,158
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	5,079	1,944	908	71	(1,844)	6,158
Non-controlling interests	883	121	41	32	—	1,077
Attributable profit/(loss) to the parent	4,196	1,823	867	39	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	32,862	2,728	570	375	(1,252)	35,283
Net fee income	8,561	1,520	1,199	549	(50)	11,779
Gains (losses) on financial transactions*	872	689	117	149	(296)	1,531
Other operating income**	303	289	340	(13)	(18)	901
Total income	42,598	5,226	2,226	1,060	(1,616)	49,494
Administrative expenses, depreciation and amortisation	(18,926)	(2,281)	(955)	(745)	(373)	(23,280)
Net operating income***	23,672	2,945	1,271	315	(1,989)	26,214
Net loan-loss provisions****	(9,101)	(155)	23	(52)	(36)	(9,321)
Other gains (losses) and provisions*****	(1,619)	(91)	(12)	(5)	(237)	(1,964)
Operating profit/(loss) before tax	12,952	2,699	1,282	258	(2,262)	14,929
Tax on profit	(4,047)	(815)	(302)	(95)	156	(5,103)
Profit/(loss) from continuing operations	8,905	1,884	980	163	(2,106)	9,826
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,905	1,884	980	163	(2,106)	9,826
Non-controlling interests	1,325	171	51	36	(9)	1,574
Attributable profit/(loss) to the parent	7,580	1,713	929	127	(2,097)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	31,976	2,461	527	364	(987)	34,341
Net fee income	8,331	1,534	1,142	546	(68)	11,485
Gains (losses) on financial transactions*	609	898	131	147	12	1,797
Other operating income**	343	184	299	(11)	(14)	801
Total income	41,259	5,077	2,099	1,046	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(18,756)	(2,101)	(873)	(623)	(426)	(22,779)
Net operating income***	22,503	2,976	1,226	423	(1,483)	25,645
Net loan-loss provisions****	(8,528)	(199)	(10)	(21)	(115)	(8,873)
Other gains (losses) and provisions*****	(1,789)	(97)	(4)	(4)	(101)	(1,995)
Operating profit/(loss) before tax	12,186	2,680	1,212	398	(1,699)	14,777
Tax on profit	(4,002)	(832)	(285)	(125)	14	(5,230)
Profit/(loss) from continuing operations	8,184	1,848	927	273	(1,685)	9,547
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,184	1,848	927	273	(1,685)	9,547
Non-controlling interests	1,230	157	52	43	1	1,483
Attributable profit/(loss) to the parent	6,954	1,691	875	230	(1,686)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2020
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	31,994	—	31,994
Net fee income	10,015	—	10,015
Gains (losses) on financial transactions*	2,187	—	2,187
Other operating income**	404	(321)	83
Total income	44,600	(321)	44,279
Administrative expenses, depreciation and amortisation	(20,967)	(163)	(21,130)
Net operating income***	23,633	(484)	23,149
Net loan-loss provisions****	(12,174)	(258)	(12,432)
Other gains (losses) and provisions*****	(1,785)	(11,008)	(12,793)
Operating profit/(loss) before tax	9,674	(11,750)	(2,076)
Tax on profit	(3,516)	(2,116)	(5,632)
Adjusted profit for the year from continuing operations	6,158	(13,866)	(7,708)
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	6,158	(13,866)	(7,708)
Non-controlling interests	1,077	(14)	1,063
Attributable profit/(loss) to the parent	5,081	(13,852)	(8,771)
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Consolidated profit/(loss)	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit/(loss) to the parent	8,252	(1,737)	6,515
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 31 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

EUR million
2018
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions*	1,797	—	1,797
Other operating income**	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income***	25,645	—	25,645
Net loan-loss provisions****	(8,873)	—	(8,873)
Other gains (losses) and provisions*****	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit/(loss)	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit/(loss) to the parent	8,064	(254)	7,810
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.